Income Taxes - Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the beginning and ending amount of unrecognized tax benefits, not including interest and penalties
Balance at the beginning	$ 0.9	$ 1.5
Additions based on tax positions taken in the current year		0.1
Decreases based on tax positions taken in prior years		(0.2)
Settlements	(0.1)	(0.2)
Currency differences	0.1	(0.3)
Balance at the end	0.9	0.9	$ 1.5
Interest and penalties on unrecognized tax benefits	0.1	0.1	$ 0.0
Total interest and penalties on unrecognized tax benefits	0.9	$ 0.8
Unrecognized tax benefits will be recognized in the next 12 months as a result of lapse in statute of limitations	$ 0.3